Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following at March 31:

	2025	2024
Accounts receivable (note a)	$10,336,230	$3,932,281
Less: allowance for credit losses (note b)	(303,925)	(116,567)
Accounts receivable, net	$10,032,305	$3,815,714
(a)	Net accounts receivable from joint ventures was approximately US$1,363,517 and US$1,493,591 as of March 31, 2025 and 2024, respectively.
(b)	Allowance for credit losses recognized for accounts receivable from joint ventures was approximately US$190,322 and US$51,312 as of March 31, 2025 and 2024, respectively.

Schedule of Allowance for Credit Losses

Activity in the allowance for credit losses consists of the following for the years ended March 31:

	2025	2024
Balance at beginning of the year	$116,567	$55,649
Net provision for allowance for credit losses	303,362	104,045
Recoveries	(116,972)	(43,325)
Exchange difference	968	198
Balance at end of the year	$303,925	$116,567